Investment Risks	Nov. 04, 2025
TCW Transform 500 ETF
Prospectus [Line Items]
Risk [Text Block]

2.	The following is added to the “Fund Summary—Principal Investment Risks” section of the Fund’s Summary Prospectus:

Non-Diversification Risk. In seeking to track its Underlying Index, the Fund may become non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more susceptible to any economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may in such circumstances be invested in the securities of a limited number of issuers. This may negatively impact the Fund’s performance and may result in the Fund’s shares experiencing significant fluctuations in value.

3.	The paragraph titled “Non-Diversification Risk” in the “Additional Information About Principal Investment Strategies and Related Risks—Principal Investment Risks” section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Non-Diversification Risk. Although each Fund intends to invest in a variety of securities and instruments, each Fund, other than the Transform 500 ETF, is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. In addition, the Transform 500 ETF, in seeking to track its Underlying Index, may become non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a result, each such Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.